Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current income tax
Current year	¥ 48,856	$ 7,727	¥ 180,254	¥ 193,878
Over provision in respect of prior years	(21,523)	(3,404)	(124)	(6,985)
Deferred tax
Movement in temporary differences	16,483	2,607	12,543	(14,274)
Over provision in respect of prior years	0	0	(135)
Consolidated income tax expense reported in the statement of profit or loss	¥ 43,816	$ 6,930	¥ 192,538	¥ 172,619